Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following disclosure is provided about the relationship between executive compensation and the Company’s performance on select financial metrics. For information about how our executive compensation program is designed to align with the Company’s performance, please read the “Compensation Discussion and Analysis” above in this proxy statement. The amounts in the table below are calculated in accordance with SEC rules and do not all represent amounts actually earned or realized by our named executive officers (“NEOs”), including with respect to RSUs and PSUs.
The table below presents the compensation amounts for our CEO and non-CEO named executive officers as defined and computed in accordance with SEC rules, our financial performance as measured by TSR, net income and Adjusted EBITDA, and our peer group’s TSR, for fiscal years 2025, 2024, 2023, 2022 and 2021.
Year	CEO				Non-CEO NEOs		Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for CEO		Compensation Actually Paid to CEO(1)		Average Summary Compensation Table Total for non-CEO named executive officers(2)	Average Compensation Actually Paid to non-CEO named executive officers(3)	TSR	Proxy Peer Group TSR(4)	Net Income ($M)	Adjusted EBITDA(5) ($M)
	CEO 1 Mitchell Fadel	CEO 2 Fahmi Karam	CEO 1 Mitchell Fadel	CEO 2 Fahmi Karam
2025	$6,978,541	$7,363,260	$(5,117,896)	$1,073,900	$1,603,299	$520,494	$82	$139	$73	$520
2024	$9,508,913		$3,375,977		$1,999,439	$1,072,539	$128	$199	$124	$489
2023	$9,791,051		$15,601,868		$2,825,497	$3,893,968	$142	$163	$(5)	$474
2022(6)	$6,280,050		$(3,792,985)		$1,742,035	$128,413	$90	$145	$12	$459
2021	$12,341,685		$25,616,911		$2,408,210	$2,962,970	$179	$177	$135	$643

(1)
Compensation actually paid is the total Summary Compensation Table compensation, adjusted as set forth in the table below in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fadel during the applicable year.

(2)
Includes the average total compensation for Messrs. Khouri, Blasquez, Montrone and Pechersky in 2025; for Messrs. Karam, Blasquez, Montrone and Gautam (former Executive Vice President — Chief Technology and Digital Officer) in 2024; for Messrs. Karam, Blasquez, Montrone and Gautam in 2023; for Messrs. Allred (former Executive Vice President — Acima), Hogg (former Executive Vice President — Acima), Karam, Pechersky and Taylor and Ms. Short (former Executive Vice President  — Chief Financial Officer) in 2022; and for Messrs. Blasquez, Hogg and Pechersky and Ms. Short in 2021. Total compensation for non-CEO named executive officers are as reported in the Summary Compensation Tables.

(3)
The table below presents a reconciliation of the average Summary Compensation Table total to the average compensation actually paid, as defined by SEC rules, to the non-CEO named executive officers: The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year.

(4)
The peer group selected is the S&P 1500 Specialty Retail Index. We use this published industry index as the comparator group to measure our relative total shareholder return for purposes of determining vesting of performance stock units granted under our long-term incentive compensation program.

(5)
Non-GAAP financial measure. See Annex A for additional information regarding non-GAAP financial measures and reconciliations of non-GAAP financial measures to their most directly comparable GAAP financial measure.
(6)
None of our named executive officers in the 2022 annual cash incentive program received any bonus plan payout with respect to the 2022 performance year based on the Company’s annual financial performance in 2022.

Reconciliation Tables
	Karam	Fadel
CEO	2025	2025	2024	2023	2022	2021
Summary Compensation Table Total	$7,363,260	$6,978,541	$9,508,913	$9,791,051	$6,280,050	$12,341,685
Less:
Fair Value of Stock Awards Granted in the Covered Year (measured at grant date)	$5,024,042	$6,447,533	$6,672,932	$6,502,656	$5,116,846	$9,296,543
Fair Value of Awards Granted in Prior Year that were Forfeited during the Covered Year (measured at prior year-end)	$0	$0	$0	$0	$0	$0
Change in Pension Value	$0	$0	$0	$0	$0	$0
Plus:
Fair Value of Unvested Awards Granted in the Covered Year (measured at year-end)	$2,092,922	$2,685,920	$4,704,437	$9,387,302	$3,474,280	$5,474,111
Fair Value of Vested Awards Granted in the Covered Year (measured at Vesting Date)	$0	$0	$0	$0	$0	$0
Change in Fair Value of Unvested Awards Granted in Prior Years (measured at year-end)	$(3,242,948)	$(8,256,281)	$(2,793,376)	$3,834,188	$(11,440,516)	$1,511,487
Change in Fair Value of Vested Awards Granted in Prior Years (measured at vesting date)	$(115,293)	$(78,543)	$(1,371,065)	$(908,017)	$3,010,047	$15,586,171
Dividends Accrued on Unvested RSUs and PSUs in the Covered Year	$0	$0	$0	$0	$0	$0
Pension Service Costs	$0	$0	$0	$0	$0	$0
Total Compensation Actually Paid	$1,073,900	$(5,117,896)	$3,375,977	$15,601,868	$(3,792,985)	$25,616,911

COMPENSATION TABLES
Non-CEO NEOs (Average)	2025	2024	2023	2022	2021
Summary Compensation Table Total	$1,603,299	$1,999,439	$2,825,497	$1,742,035	$2,408,210
Less:
Fair Value of Stock Awards Granted in the Covered Year (measured at grant date)	$935,189	$930,032	$1,483,250	$1,135,260	$1,481,514
Fair Value of Awards Granted in Prior Year that were Forfeited during the Covered Year (measured at prior year-end)	$0	$0	$0	$1,344,060	$0
Change in Pension Value	$0	$0	$0	$0	$0
Plus:
Fair Value of Unvested Awards Granted in the Covered Year (measured at year-end)	$600,827	$655,677	$2,141,235	$845,162	$872,364
Fair Value of Vested Awards Granted in the Covered Year (measured at Vesting Date)	$0	$0	$0	$0	$0
Change in Fair Value of Unvested Awards Granted in Prior Years (measured at year-end)	$(741,673)	$(552,710)	$365,842	$(272,162)	$318,723
Change in Fair Value of Vested Awards Granted in Prior Years (measured at vesting date)	$(6,770)	$(99,835)	$44,644	$292,698	$845,187
Dividends Accrued on Unvested RSUs and PSUs in the Covered Year	$0	$0	$0	$0	$0
Pension Service Costs	$0	$0	$0	$0	$0
Total Compensation Actually Paid	$520,494	$1,072,539	$3,893,968	$128,413	$2,962,970

Company Selected Measure Name			AdjustedEBITDA
Named Executive Officers, Footnote
(1)
Compensation actually paid is the total Summary Compensation Table compensation, adjusted as set forth in the table below in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fadel during the applicable year.

(2)
Includes the average total compensation for Messrs. Khouri, Blasquez, Montrone and Pechersky in 2025; for Messrs. Karam, Blasquez, Montrone and Gautam (former Executive Vice President — Chief Technology and Digital Officer) in 2024; for Messrs. Karam, Blasquez, Montrone and Gautam in 2023; for Messrs. Allred (former Executive Vice President — Acima), Hogg (former Executive Vice President — Acima), Karam, Pechersky and Taylor and Ms. Short (former Executive Vice President  — Chief Financial Officer) in 2022; and for Messrs. Blasquez, Hogg and Pechersky and Ms. Short in 2021. Total compensation for non-CEO named executive officers are as reported in the Summary Compensation Tables.

Peer Group Issuers, Footnote
(4)
The peer group selected is the S&P 1500 Specialty Retail Index. We use this published industry index as the comparator group to measure our relative total shareholder return for purposes of determining vesting of performance stock units granted under our long-term incentive compensation program.

Adjustment To PEO Compensation, Footnote
	Karam	Fadel
CEO	2025	2025	2024	2023	2022	2021
Summary Compensation Table Total	$7,363,260	$6,978,541	$9,508,913	$9,791,051	$6,280,050	$12,341,685
Less:
Fair Value of Stock Awards Granted in the Covered Year (measured at grant date)	$5,024,042	$6,447,533	$6,672,932	$6,502,656	$5,116,846	$9,296,543
Fair Value of Awards Granted in Prior Year that were Forfeited during the Covered Year (measured at prior year-end)	$0	$0	$0	$0	$0	$0
Change in Pension Value	$0	$0	$0	$0	$0	$0
Plus:
Fair Value of Unvested Awards Granted in the Covered Year (measured at year-end)	$2,092,922	$2,685,920	$4,704,437	$9,387,302	$3,474,280	$5,474,111
Fair Value of Vested Awards Granted in the Covered Year (measured at Vesting Date)	$0	$0	$0	$0	$0	$0
Change in Fair Value of Unvested Awards Granted in Prior Years (measured at year-end)	$(3,242,948)	$(8,256,281)	$(2,793,376)	$3,834,188	$(11,440,516)	$1,511,487
Change in Fair Value of Vested Awards Granted in Prior Years (measured at vesting date)	$(115,293)	$(78,543)	$(1,371,065)	$(908,017)	$3,010,047	$15,586,171
Dividends Accrued on Unvested RSUs and PSUs in the Covered Year	$0	$0	$0	$0	$0	$0
Pension Service Costs	$0	$0	$0	$0	$0	$0
Total Compensation Actually Paid	$1,073,900	$(5,117,896)	$3,375,977	$15,601,868	$(3,792,985)	$25,616,911

Non-PEO NEO Average Total Compensation Amount			$ 1,603,299	$ 1,999,439	$ 2,825,497	$ 1,742,035	$ 2,408,210
Non-PEO NEO Average Compensation Actually Paid Amount			$ 520,494	1,072,539	3,893,968	128,413	2,962,970
Adjustment to Non-PEO NEO Compensation Footnote
Non-CEO NEOs (Average)	2025	2024	2023	2022	2021
Summary Compensation Table Total	$1,603,299	$1,999,439	$2,825,497	$1,742,035	$2,408,210
Less:
Fair Value of Stock Awards Granted in the Covered Year (measured at grant date)	$935,189	$930,032	$1,483,250	$1,135,260	$1,481,514
Fair Value of Awards Granted in Prior Year that were Forfeited during the Covered Year (measured at prior year-end)	$0	$0	$0	$1,344,060	$0
Change in Pension Value	$0	$0	$0	$0	$0
Plus:
Fair Value of Unvested Awards Granted in the Covered Year (measured at year-end)	$600,827	$655,677	$2,141,235	$845,162	$872,364
Fair Value of Vested Awards Granted in the Covered Year (measured at Vesting Date)	$0	$0	$0	$0	$0
Change in Fair Value of Unvested Awards Granted in Prior Years (measured at year-end)	$(741,673)	$(552,710)	$365,842	$(272,162)	$318,723
Change in Fair Value of Vested Awards Granted in Prior Years (measured at vesting date)	$(6,770)	$(99,835)	$44,644	$292,698	$845,187
Dividends Accrued on Unvested RSUs and PSUs in the Covered Year	$0	$0	$0	$0	$0
Pension Service Costs	$0	$0	$0	$0	$0
Total Compensation Actually Paid	$520,494	$1,072,539	$3,893,968	$128,413	$2,962,970

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
(1)
Non-GAAP financial measure. See Annex A for additional information regarding non-GAAP financial measures and reconciliations of non-GAAP financial measures to their most directly comparable GAAP financial measure.

Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Financial Metrics
As described in “Compensation Discussion and Analysis,” our executive compensation program is designed to, among other objectives, link pay to the achievement of annual performance objectives, recognize both corporate and individual performance, and attract and retain our senior executives. We believe the four items in the unranked list below represent the most important financial metrics we used to link our performance to compensation actually paid to our CEO and other NEOs for fiscal year 2025, as further described above under “Compensation Discussion and Analysis — Annual Cash Incentive Compensation” and “Compensation Discussion and Analysis — Long-Term Incentive Compensation.”
•
Adjusted EBITDA

•
Acima Segment Revenue

•
Rent-A-Center Segment Revenue

•
Relative Total Shareholder Return

Total Shareholder Return Amount			$ 82	128	142	90	179
Peer Group Total Shareholder Return Amount			139	199	163	145	177
Net Income (Loss)			$ 73,000,000	$ 124,000,000	$ (5,000,000)	$ 12,000,000	$ 135,000,000
Company Selected Measure Amount			520,000,000	489,000,000	474,000,000	459,000,000	643,000,000
PEO Name	Mitchell Fadel	FahmiKaram
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(5)
Non-GAAP financial measure. See Annex A for additional information regarding non-GAAP financial measures and reconciliations of non-GAAP financial measures to their most directly comparable GAAP financial measure.

Measure:: 2
Pay vs Performance Disclosure
Name			Rent-A-Center Segment Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Acima Segment Revenue
Measure:: 4
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Mitchell Fadel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,978,541	$ 9,508,913	$ 9,791,051	$ 6,280,050	$ 12,341,685
PEO Actually Paid Compensation Amount			(5,117,896)	3,375,977	15,601,868	(3,792,985)	25,616,911
Fahmi Karam [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,363,260
PEO Actually Paid Compensation Amount			1,073,900
PEO | Mitchell Fadel [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mitchell Fadel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,447,533)	(6,672,932)	(6,502,656)	(5,116,846)	(9,296,543)
PEO | Mitchell Fadel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,685,920	4,704,437	9,387,302	3,474,280	5,474,111
PEO | Mitchell Fadel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,256,281)	(2,793,376)	3,834,188	(11,440,516)	1,511,487
PEO | Mitchell Fadel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mitchell Fadel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(78,543)	(1,371,065)	(908,017)	3,010,047	15,586,171
PEO | Mitchell Fadel [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mitchell Fadel [Member] | Fair Value of Awards Granted in Prior Year that were Forfeited during the Covered Year (measured at prior year-end) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Fahmi Karam [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fahmi Karam [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,024,042)
PEO | Fahmi Karam [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,092,922
PEO | Fahmi Karam [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,242,948)
PEO | Fahmi Karam [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fahmi Karam [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(115,293)
PEO | Fahmi Karam [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Fahmi Karam [Member] | Fair Value of Awards Granted in Prior Year that were Forfeited during the Covered Year (measured at prior year-end) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(935,189)	(930,032)	(1,483,250)	(1,135,260)	(1,481,514)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			600,827	655,677	2,141,235	845,162	872,364
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(741,673)	(552,710)	365,842	(272,162)	318,723
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,770)	(99,835)	44,644	292,698	845,187
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Fair Value of Awards Granted in Prior Year that were Forfeited during the Covered Year (measured at prior year-end) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ (1,344,060)	$ 0